Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Available for sale securities	$ 209,480	$ 237,177
Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	209,480	237,177
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets
Available for sale securities	2,001	2,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	2,001	2,000
Significant Other Observable Inputs (Level 2) [Member]
Assets
Available for sale securities	205,662	233,312
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	205,662	233,312
Significant Unobservable Inputs (Level 3) [Member]
Assets
Available for sale securities	1,817	1,865
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Available for sale securities	$ 1,817	$ 1,865